LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

20      LEASE

The Group as a lessee

The Group has lease contracts for various items of plant and machinery, motor vehicles, other equipment and land use rights used in its operations.

(a)      Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during 2021 and 2020 are as follows:

	Buildings	Machinery	Land use rights	Total
As of January 1, 2021	235,169	1,764,196	12,288,473	14,287,838
Additions	8,547	6,424	109,927	124,898
Transfer from property, plant and equipment (Note 7)	—	—	68,377	68,377
Lease modification	377,873	—	5,769,223	6,147,096
Transfer to property, plant and equipment	(143,646)	(1,199,382)	—	(1,343,028)
Transfer to investment properties (Note 8)	—	—	(90,314)	(90,314)
Disposal	—	—	(17,774)	(17,774)
Depreciation	(121,955)	(128,617)	(493,939)	(744,511)
Impairment losses	—	(67,744)	(22,346)	(90,090)
Currency translation differences	(23)	—	3,667	3,644
As of December 31, 2021	355,965	374,877	17,615,294	18,346,136

	Buildings	Machinery	Land use rights	Total
As of January 1, 2020	287,255	3,756,305	11,846,877	15,890,437
Additions	15,023	8,831	52,925	76,779
Transfer from property, plant and equipment (Note 7)	—	—	885,141	885,141
Lease modification	(12,301)	—	(43,496)	(55,797)
Transfer to property, plant and equipment	—	(1,663,686)	—	(1,663,686)
Transfer to investment properties (Note 8)	—	—	(45,885)	(45,885)
Disposal	—	—	(15,792)	(15,792)
Depreciation	(54,792)	(321,464)	(391,297)	(767,553)
Impairment losses	—	(15,790)	—	(15,790)
Currency translation differences	(16)	—	—	(16)
As of December 31, 2020	235,169	1,764,196	12,288,473	14,287,838

As of December 31, 2021, the Group has pledged land use rights at a net carrying value amounting to RMB180 million (December 31, 2020: RMB273 million) for bank and other borrowings as set out in Note 24 to the financial statements.

20      LEASE (CONTINUED)

The Group as a lessee (Continued)

(b)      Lease liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

Year ended
December 31,
2021
Carrying amount as of January 1	7,086,151
New leases	122,354
Lease modification (i)	6,147,096
Accretion of interest recognized during the year	366,858
Payments	(1,128,004)

Carrying amount as of December 31	12,594,455

Analyzed into:
Current portion	987,664
Non-current portion	11,606,791

(i)   Pursuant to the framework lease contract entered into between the Company and Chinalco in 2001 (Note 3(g)), the annual consideration for certain lands leased by the Group from Chinalco for the period commencing January 1, 2022 was re-negotiated between contract parties, which constitute lease modifications as of December 31, 2021 and results in remeasurement of the lease liabilities and a corresponding adjustment to the right-of-use assets.

(c)      The amounts recognized in profit or loss in relation to leases are as follows:

	2021	2020	2019
Interest on lease liabilities	366,858	466,796	487,249
Depreciation charge of right-of-use assets	744,511	767,553	1,075,825
Expense relating to short-term leases and leases of low-value assets	51,739	91,537	65,426

Total amount recognized in profit or loss	1,163,108	1,325,886	1,628,500

(d)      The total cash outflow for leases is disclosed in Notes 35(c), to the financial statements.

The Group as a lessor

Rental income recognized by the Group during the year was RMB299 million (2020: RMB330 million, 2019: RMB318 million), details of which are included in Note 5 to the financial statements. In the opinions of the directors, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases are not material.